SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding at beginning of period (in shares)	113,287,066
Granted (in shares)	361,386
Exercised (in shares)	(6,361,615)
Forfeited (in shares)	(1,799,149)
Cancelled (in shares)	0
Outstanding at end of period (in shares)	105,487,688	113,287,066
Number of options exercisable (in shares)	101,146,134
Weighted-average exercise price
Outstanding at beginning of period (in USD per share)	$ 0.20
Granted (in USD per share)	0
Exercised (in USD per share)	0.38
Forfeited (in USD per share)	0.07
Cancelled (in USD per share)	0
Outstanding at end of period (in USD per share)	0.19	$ 0.20
Weighted-average exercise price of options exercisable (in USD per share)	$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average remaining contractual term of options outstanding	7 years 3 months 18 days	8 years 3 months 10 days
Weighted-average remaining contractual term of options exercisable	7 years 3 months 3 days
Aggregate intrinsic value of options outstanding	$ 20,646	$ 605,788
Aggregate intrinsic value of options exercisable	$ 20,855